Schedule of Debt (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Total long term debt	€ 458	€ 328
Less current portion	116	90
Total long-term portion	342	239
JAPAN [Member]
Total long term debt	234	312
ITALY [Member]
Total long term debt	220	9
MALAYSIA [Member]
Total long term debt	€ 5	€ 7